SHARE-BASED PAYMENTS (Details Narrative)			12 Months Ended
	Nov. 07, 2025	Jul. 28, 2024 shares	Mar. 31, 2026 USD ($) $ / shares shares	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)	Oct. 03, 2025 shares	Jan. 23, 2025 $ / shares	Dec. 20, 2024 $ / shares	Jul. 26, 2024 $ / shares
IfrsStatementLineItems [Line Items]
Number of share options granted in share-based payment arrangement | shares		5,400,000
Ordinary shares par value per share | $ / shares							$ 0.00005	$ 2.17
Post bonus split ordinary shares | shares						238,752
Dividednd yield			0.00%
Share price per share | $ / shares			$ 16.47
Performance share units [member]
IfrsStatementLineItems [Line Items]
Performance share units , description			Under the defined vesting scale, participants will receive a 200% allocation if the Company’s share price performance exceeds the Index by more than 20%, a 100% target allocation if the Company’s share price performance tracks within a range of 20% above or below the Index, and a 50% allocation if the share price trails the Index by more than 20% up to 40%. If the share price trails the Index by more than 40%, the allocation drops to 0% and the units are immediately forfeited.
Dividednd yield	0.00%
Restricted share units [member]
IfrsStatementLineItems [Line Items]
Restricted share units , description			Under the defined vesting scale, the actual vested units based on performance outcomes, where participants receive 150% of the target for exceeding expectations, 100% for meeting expectations, and 50% for performing below expectations. Considering the dividend yield being 0% over the life of RSUs, the fair value of RSU is determined to be equal to the share price at grant date, i.e. $17.11 per unit.
Share option [member]
IfrsStatementLineItems [Line Items]
Share based payments expenses | $			$ 2,098,177	$ 859,685	$ 1,352,835
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Ordinary shares par value per share | $ / shares			$ 0.00005						$ 0.00005
Ordinary shares pre share consolidation | shares			0.0004
Preference shares [member]
IfrsStatementLineItems [Line Items]
Share based payments expenses | $			$ 409,280
Ordinary shares par value per share | $ / shares									$ 0.00005
Restricted shares [member]
IfrsStatementLineItems [Line Items]
Share based payments expenses | $			1,732,489
Management shares [member]
IfrsStatementLineItems [Line Items]
Share based payments expenses | $			$ 1,063,621